Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Whitehall Funds
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000012166
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	VMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Only three of the Fund’s 11 industry sectors contributed positively to relative performance. Health care detracted most, mainly due to stock selection. Industrials contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,869	$9,054	$9,292
2016	$9,455	$9,846	$10,003
2016	$9,746	$10,502	$10,609
2016	$9,451	$10,040	$10,421
2017	$10,056	$10,864	$11,311
2017	$10,563	$11,405	$11,860
2017	$10,900	$11,907	$12,320
2017	$11,595	$12,675	$12,917
2018	$12,674	$13,915	$14,157
2018	$12,475	$13,329	$13,410
2018	$13,280	$14,179	$14,344
2018	$12,710	$13,454	$13,765
2019	$13,028	$13,985	$13,828
2019	$14,594	$15,680	$15,097
2019	$14,930	$16,185	$15,334
2019	$14,434	$16,001	$15,608
2020	$15,422	$17,152	$16,645
2020	$13,782	$15,716	$14,918
2020	$16,788	$19,114	$16,990
2020	$17,079	$19,382	$17,167
2021	$20,035	$22,964	$20,065
2021	$21,870	$24,198	$22,528
2021	$22,629	$25,709	$23,604
2021	$23,515	$27,024	$24,733
2022	$19,568	$22,622	$23,776
2022	$17,256	$20,149	$21,771
2022	$16,925	$20,114	$21,767
2022	$15,939	$19,204	$20,542
2023	$17,169	$20,694	$21,774
2023	$16,778	$20,471	$22,049
2023	$18,946	$22,735	$24,514
2023	$16,097	$19,847	$22,267
2024	$19,321	$23,827	$25,943
2024	$20,071	$24,708	$26,992
2024	$20,839	$25,542	$29,687
2024	$21,856	$27,522	$30,727
2025	$24,269	$31,118	$32,760
2025	$21,009	$28,081	$30,030
2025	$24,549	$32,766	$34,357
2025	$25,084	$32,914	$37,150

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	14.77%	7.99%	9.63%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 3,116,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 3,837,000
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,116
Number of Portfolio Holdings	138
Portfolio Turnover Rate	128%
Total Investment Advisory Fees (in thousands)	$3,837

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	10.5%
Consumer Discretionary	17.9%
Consumer Staples	2.0%
Energy	2.4%
Financials	6.4%
Health Care	11.6%
Industrials	22.3%
Information Technology	21.3%
Materials	0.7%
Real Estate	0.6%
Utilities	2.7%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012167
Shareholder Report [Line Items]
Fund Name	Selected Value Fund
Class Name	Investor Shares
Trading Symbol	VASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid market signals.

  Consumer discretionary, health care, and communication services were the largest detractors by industry sector, mostly because of poor stock selection.

  Strong selection in materials and industrials helped offset some of the negative results. An underweight allocation to real estate also added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,910	$9,182	$9,292
2016	$10,119	$10,316	$10,003
2016	$10,239	$11,029	$10,609
2016	$10,220	$10,784	$10,421
2017	$11,593	$11,858	$11,311
2017	$11,930	$12,123	$11,860
2017	$12,310	$12,429	$12,320
2017	$12,996	$12,630	$12,917
2018	$13,916	$13,522	$14,157
2018	$12,786	$12,951	$13,410
2018	$13,105	$13,556	$14,344
2018	$11,807	$12,650	$13,765
2019	$12,138	$12,787	$13,828
2019	$12,813	$13,697	$15,097
2019	$13,005	$13,797	$15,334
2019	$13,284	$13,925	$15,608
2020	$13,514	$14,445	$16,645
2020	$10,103	$11,404	$14,918
2020	$11,376	$12,637	$16,990
2020	$11,790	$12,959	$17,167
2021	$14,635	$15,427	$20,065
2021	$18,017	$18,326	$22,528
2021	$17,760	$18,585	$23,604
2021	$18,428	$19,257	$24,733
2022	$18,570	$18,997	$23,776
2022	$17,864	$18,325	$21,771
2022	$17,301	$18,055	$21,767
2022	$17,085	$17,298	$20,542
2023	$19,423	$18,867	$21,774
2023	$18,517	$17,689	$22,049
2023	$20,414	$19,170	$24,514
2023	$18,384	$16,681	$22,267
2024	$21,788	$19,324	$25,943
2024	$22,130	$20,180	$26,992
2024	$23,987	$21,813	$29,687
2024	$23,957	$22,359	$30,727
2025	$24,366	$23,030	$32,760
2025	$22,388	$21,238	$30,030
2025	$24,052	$23,354	$34,357
2025	$24,984	$24,116	$37,150

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	4.29%	16.21%	9.59%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,227,000,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 11,894,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$6,227
Number of Portfolio Holdings	129
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$11,894

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	1.9%
Consumer Discretionary	12.7%
Consumer Staples	4.0%
Energy	2.8%
Financials	26.1%
Health Care	9.7%
Industrials	17.5%
Information Technology	5.0%
Materials	9.1%
Real Estate	5.1%
Utilities	0.7%
Other Assets and Liabilities—Net	5.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126408
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	ETF Shares
Trading Symbol	VWOB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$9,842	$9,847	$9,892
2016	$10,500	$10,504	$10,872
2016	$10,992	$11,007	$11,109
2016	$11,084	$11,105	$10,647
2017	$10,963	$10,991	$10,176
2017	$11,349	$11,380	$10,383
2017	$11,489	$11,526	$10,884
2017	$11,701	$11,742	$10,781
2018	$11,696	$11,741	$11,374
2018	$11,398	$11,454	$11,180
2018	$11,428	$11,484	$10,855
2018	$11,252	$11,308	$10,556
2019	$11,778	$11,844	$11,004
2019	$12,062	$12,134	$10,899
2019	$12,699	$12,772	$11,260
2019	$12,767	$12,829	$11,384
2020	$13,217	$13,286	$11,438
2020	$11,633	$11,714	$11,273
2020	$13,169	$13,248	$11,929
2020	$12,977	$13,036	$11,949
2021	$13,571	$13,629	$12,371
2021	$13,329	$13,392	$12,029
2021	$13,661	$13,739	$12,127
2021	$13,504	$13,584	$11,711
2022	$13,092	$13,178	$11,391
2022	$11,558	$11,561	$10,159
2022	$11,272	$11,262	$9,889
2022	$10,441	$10,448	$8,831
2023	$11,618	$11,622	$9,775
2023	$11,526	$11,531	$9,763
2023	$11,854	$11,866	$9,646
2023	$11,132	$11,153	$9,060
2024	$12,248	$12,277	$9,758
2024	$12,293	$12,326	$9,415
2024	$12,846	$12,883	$9,760
2024	$13,160	$13,212	$9,844
2025	$13,284	$13,332	$9,621
2025	$13,400	$13,458	$10,308
2025	$13,986	$14,044	$10,257
2025	$14,730	$14,793	$10,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.93%	2.57%	3.95%
ETF Shares Market Price	12.31%	2.50%	3.94%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,769,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 496,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126407
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$9,845	$9,847	$9,892
2016	$10,502	$10,504	$10,872
2016	$10,995	$11,007	$11,109
2016	$11,089	$11,105	$10,647
2017	$10,965	$10,991	$10,176
2017	$11,353	$11,380	$10,383
2017	$11,493	$11,526	$10,884
2017	$11,707	$11,742	$10,781
2018	$11,701	$11,741	$11,374
2018	$11,403	$11,454	$11,180
2018	$11,434	$11,484	$10,855
2018	$11,262	$11,308	$10,556
2019	$11,783	$11,844	$11,004
2019	$12,073	$12,134	$10,899
2019	$12,709	$12,772	$11,260
2019	$12,777	$12,829	$11,384
2020	$13,229	$13,286	$11,438
2020	$11,645	$11,714	$11,273
2020	$13,181	$13,248	$11,929
2020	$12,989	$13,036	$11,949
2021	$13,584	$13,629	$12,371
2021	$13,341	$13,392	$12,029
2021	$13,671	$13,739	$12,127
2021	$13,514	$13,584	$11,711
2022	$13,105	$13,178	$11,391
2022	$11,565	$11,561	$10,159
2022	$11,283	$11,262	$9,889
2022	$10,451	$10,448	$8,831
2023	$11,626	$11,622	$9,775
2023	$11,537	$11,531	$9,763
2023	$11,863	$11,866	$9,646
2023	$11,145	$11,153	$9,060
2024	$12,264	$12,277	$9,758
2024	$12,307	$12,326	$9,415
2024	$12,858	$12,883	$9,760
2024	$13,169	$13,212	$9,844
2025	$13,294	$13,332	$9,621
2025	$13,412	$13,458	$10,308
2025	$13,999	$14,044	$10,257
2025	$14,631	$14,793	$10,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	11.10%	2.41%	3.88%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,769,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 496,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000126409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Government Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,920,884	$4,923,547	$4,945,786
2016	$5,251,186	$5,252,014	$5,436,245
2016	$5,496,942	$5,503,393	$5,554,431
2016	$5,544,552	$5,552,338	$5,323,437
2017	$5,484,663	$5,495,416	$5,088,247
2017	$5,677,839	$5,690,208	$5,191,252
2017	$5,748,186	$5,763,168	$5,442,076
2017	$5,854,483	$5,871,183	$5,390,438
2018	$5,851,870	$5,870,511	$5,687,090
2018	$5,704,520	$5,726,784	$5,589,913
2018	$5,718,019	$5,741,809	$5,427,257
2018	$5,631,033	$5,654,157	$5,278,046
2019	$5,893,372	$5,921,969	$5,501,815
2019	$6,036,505	$6,066,850	$5,449,700
2019	$6,354,576	$6,386,083	$5,630,051
2019	$6,388,978	$6,414,591	$5,691,961
2020	$6,614,033	$6,642,869	$5,718,900
2020	$5,823,209	$5,857,211	$5,636,594
2020	$6,591,947	$6,624,247	$5,964,427
2020	$6,496,017	$6,518,096	$5,974,260
2021	$6,793,165	$6,814,713	$6,185,478
2021	$6,673,706	$6,695,962	$6,014,664
2021	$6,840,210	$6,869,445	$6,063,345
2021	$6,762,059	$6,792,088	$5,855,364
2022	$6,556,887	$6,589,099	$5,695,324
2022	$5,786,906	$5,780,410	$5,079,500
2022	$5,644,388	$5,631,015	$4,944,429
2022	$5,229,947	$5,224,188	$4,415,736
2023	$5,818,027	$5,811,035	$4,887,484
2023	$5,772,539	$5,765,406	$4,881,418
2023	$5,939,077	$5,933,087	$4,823,219
2023	$5,577,391	$5,576,312	$4,530,082
2024	$6,135,440	$6,138,708	$4,878,794
2024	$6,159,084	$6,162,940	$4,707,632
2024	$6,437,364	$6,441,587	$4,879,880
2024	$6,595,261	$6,606,215	$4,921,928
2025	$6,656,943	$6,666,005	$4,810,607
2025	$6,713,823	$6,729,179	$5,153,992
2025	$7,009,955	$7,022,008	$5,128,713
2025	$7,327,953	$7,396,372	$5,179,036

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	11.11%	2.44%	3.90%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,769,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 496,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133792
Shareholder Report [Line Items]
Fund Name	Global Minimum Volatility Fund
Class Name	Investor Shares
Trading Symbol	VMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, North America, the Pacific region, and Europe weighed on the Fund’s relative results. However, North America—which had the biggest weighting in the Fund—was by far the biggest detractor.

  Just three of the Fund’s 11 sectors helped performance. The biggest detractors were information technology, industrials, and consumer staples. On the other side of the ledger, stock selection drove positive contributions in energy and health care, while an underweight allocation to real estate also contributed modestly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2015	$10,000	$10,000	$10,000
2016	$9,671	$9,300	$9,154
2016	$10,012	$9,804	$9,958
2016	$10,729	$10,273	$10,361
2016	$10,423	$10,309	$10,274
2017	$10,813	$11,001	$10,908
2017	$11,469	$11,603	$11,532
2017	$11,756	$12,021	$12,154
2017	$12,187	$12,682	$12,717
2018	$12,661	$13,548	$13,904
2018	$12,431	$13,068	$13,205
2018	$13,093	$13,608	$13,550
2018	$12,661	$12,856	$12,639
2019	$12,900	$12,992	$12,872
2019	$13,717	$14,111	$13,827
2019	$14,180	$14,215	$13,897
2019	$14,485	$14,554	$14,235
2020	$15,117	$15,289	$14,921
2020	$12,728	$13,558	$13,051
2020	$13,521	$15,146	$14,827
2020	$13,150	$15,232	$14,903
2021	$14,312	$17,744	$17,576
2021	$15,048	$19,576	$19,330
2021	$15,573	$20,290	$19,963
2021	$15,584	$21,061	$20,604
2022	$15,526	$20,426	$19,806
2022	$15,320	$19,157	$18,202
2022	$15,254	$18,979	$17,844
2022	$14,917	$17,992	$16,512
2023	$15,624	$19,476	$18,365
2023	$15,863	$19,795	$18,560
2023	$15,977	$21,534	$20,155
2023	$15,521	$19,812	$18,174
2024	$17,025	$22,620	$20,943
2024	$17,507	$23,827	$21,770
2024	$18,612	$25,677	$23,540
2024	$18,836	$26,328	$24,101
2025	$19,280	$27,835	$25,179
2025	$19,878	$26,290	$24,282
2025	$20,268	$29,544	$27,195
2025	$20,927	$32,093	$29,474

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	11.10%	9.74%	7.66%
FTSE Global All Cap Index (USD Hedged)	21.89%	16.07%	12.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,039,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,867,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$2,039
Number of Portfolio Holdings	238
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$1,867

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	15.6%
Europe	17.0%
North America	62.8%
Oceania	3.1%
South America	1.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000133791
Shareholder Report [Line Items]
Fund Name	Global Minimum Volatility Fund
Class Name	Admiral™ Shares
Trading Symbol	VMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, North America, the Pacific region, and Europe weighed on the Fund’s relative results. However, North America—which had the biggest weighting in the Fund—was by far the biggest detractor.

  Just three of the Fund’s 11 sectors helped performance. The biggest detractors were information technology, industrials, and consumer staples. On the other side of the ledger, stock selection drove positive contributions in energy and health care, while an underweight allocation to real estate also contributed modestly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2015	$50,000	$50,000	$50,000
2016	$48,369	$46,498	$45,770
2016	$50,119	$49,020	$49,790
2016	$53,706	$51,365	$51,807
2016	$52,197	$51,546	$51,372
2017	$54,138	$55,004	$54,541
2017	$57,445	$58,017	$57,662
2017	$58,907	$60,104	$60,771
2017	$61,066	$63,409	$63,586
2018	$63,420	$67,742	$69,522
2018	$62,339	$65,341	$66,025
2018	$65,630	$68,039	$67,748
2018	$63,466	$64,282	$63,194
2019	$64,674	$64,958	$64,358
2019	$68,796	$70,554	$69,133
2019	$71,141	$71,075	$69,484
2019	$72,696	$72,772	$71,174
2020	$75,863	$76,443	$74,607
2020	$63,904	$67,788	$65,253
2020	$67,881	$75,729	$74,134
2020	$66,022	$76,160	$74,513
2021	$71,889	$88,722	$87,881
2021	$75,557	$97,880	$96,651
2021	$78,249	$101,449	$99,817
2021	$78,302	$105,306	$103,020
2022	$78,016	$102,132	$99,030
2022	$76,978	$95,786	$91,008
2022	$76,704	$94,896	$89,222
2022	$74,983	$89,959	$82,559
2023	$78,557	$97,381	$91,827
2023	$79,791	$98,974	$92,798
2023	$80,393	$107,668	$100,775
2023	$78,098	$99,060	$90,871
2024	$85,699	$113,099	$104,717
2024	$88,125	$119,135	$108,852
2024	$93,689	$128,387	$117,701
2024	$94,813	$131,642	$120,506
2025	$97,084	$139,175	$125,895
2025	$100,096	$131,449	$121,412
2025	$102,093	$147,721	$135,976
2025	$105,443	$160,464	$147,370

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	11.21%	9.82%	7.75%
FTSE Global All Cap Index (USD Hedged)	21.89%	16.07%	12.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,039,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 1,867,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$2,039
Number of Portfolio Holdings	238
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$1,867

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	15.6%
Europe	17.0%
North America	62.8%
Oceania	3.1%
South America	1.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163311
Shareholder Report [Line Items]
Fund Name	International Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIGI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, industrials, technology, and consumer discretionary were the sectors that contributed most to the index’s return, while health care was the biggest detractor.

  The Pacific region, which had the second-largest weighting in the index, contributed most to overall returns, followed by North America. Europe, which had the largest weighting, had only a modest gain.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
2/25/16	$10,000	$10,000	$10,000
1/31/16	$10,000	$10,000	$10,000
4/30/16	$10,917	$11,036	$11,080
7/31/16	$11,501	$11,589	$11,183
10/31/16	$10,964	$11,047	$11,159
1/31/17	$11,007	$11,086	$11,522
4/30/17	$11,989	$12,080	$12,190
7/31/17	$12,906	$13,006	$12,976
10/31/17	$13,177	$13,278	$13,486
1/31/18	$14,146	$14,297	$14,656
4/30/18	$13,489	$13,651	$13,848
7/31/18	$13,810	$13,956	$13,460
10/31/18	$12,249	$12,381	$12,054
1/31/19	$12,859	$12,992	$12,432
4/30/19	$13,975	$14,105	$12,965
7/31/19	$14,067	$14,340	$12,725
10/31/19	$14,572	$14,770	$13,033
1/31/20	$15,070	$15,334	$13,323
4/30/20	$13,398	$13,609	$11,175
7/31/20	$14,986	$15,185	$12,557
10/31/20	$15,116	$15,305	$12,528
1/31/21	$17,456	$17,730	$14,999
4/30/21	$18,351	$18,660	$15,907
7/31/21	$19,177	$19,463	$15,976
10/31/21	$19,640	$20,003	$16,043
1/31/22	$18,686	$18,836	$15,203
4/30/22	$17,459	$17,946	$13,863
7/31/22	$16,835	$17,087	$13,068
10/31/22	$15,143	$15,427	$11,651
1/31/23	$17,586	$17,814	$13,843
4/30/23	$18,086	$18,407	$13,761
7/31/23	$18,381	$18,717	$14,340
10/31/23	$16,799	$17,000	$12,651
1/31/24	$19,191	$19,689	$14,296
4/30/24	$19,108	$19,523	$14,712
7/31/24	$20,790	$21,181	$15,358
10/31/24	$20,576	$20,974	$15,349
1/31/25	$20,412	$20,871	$15,401
4/30/25	$21,478	$21,790	$15,951
7/31/25	$21,481	$21,974	$17,178
10/31/25	$22,440	$22,773	$18,626

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	9.06%	8.22%	8.71%
ETF Shares Market Price	8.82%	8.17%	8.70%
Spliced S&P Global Ex-U.S. Dividend Growers Index	8.58%	8.27%	8.87%
S&P Global Ex-U.S. BMI (USD)	21.35%	8.25%	6.64%

Performance Inception Date	Feb. 25, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,176,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 534,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$9,176
Number of Portfolio Holdings	347
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$534

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	38.2%
Europe	41.7%
North America	17.3%
Oceania	2.0%
South America	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163310
Shareholder Report [Line Items]
Fund Name	International Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, industrials, technology, and consumer discretionary were the sectors that contributed most to the index’s return, while health care was the biggest detractor.

  The Pacific region, which had the second-largest weighting in the index, contributed most to overall returns, followed by North America. Europe, which had the largest weighting, had only a modest gain.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
3/2/16	$10,000	$10,000	$10,000
4/30/16	$10,609	$10,712	$10,756
7/31/16	$11,178	$11,250	$10,856
10/31/16	$10,654	$10,723	$10,833
1/31/17	$10,694	$10,762	$11,186
4/30/17	$11,650	$11,726	$11,834
7/31/17	$12,543	$12,625	$12,597
10/31/17	$12,805	$12,889	$13,092
1/31/18	$13,744	$13,878	$14,228
4/30/18	$13,110	$13,251	$13,444
7/31/18	$13,419	$13,547	$13,067
10/31/18	$11,905	$12,018	$11,702
1/31/19	$12,499	$12,611	$12,069
4/30/19	$13,583	$13,692	$12,586
7/31/19	$13,670	$13,920	$12,353
10/31/19	$14,162	$14,338	$12,653
1/31/20	$14,643	$14,885	$12,934
4/30/20	$13,018	$13,210	$10,848
7/31/20	$14,565	$14,740	$12,190
10/31/20	$14,689	$14,856	$12,162
1/31/21	$16,962	$17,210	$14,560
4/30/21	$17,836	$18,113	$15,443
7/31/21	$18,638	$18,893	$15,509
10/31/21	$19,090	$19,417	$15,574
1/31/22	$18,161	$18,284	$14,758
4/30/22	$16,969	$17,420	$13,458
7/31/22	$16,369	$16,586	$12,686
10/31/22	$14,728	$14,975	$11,311
1/31/23	$17,109	$17,292	$13,439
4/30/23	$17,583	$17,868	$13,359
7/31/23	$17,868	$18,169	$13,921
10/31/23	$16,331	$16,502	$12,281
1/31/24	$18,653	$19,112	$13,879
4/30/24	$18,571	$18,951	$14,282
7/31/24	$20,210	$20,561	$14,910
10/31/24	$19,997	$20,359	$14,900
1/31/25	$19,839	$20,260	$14,951
4/30/25	$20,869	$21,151	$15,485
7/31/25	$20,871	$21,330	$16,676
10/31/25	$21,702	$22,106	$18,082

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	8.48%	8.12%	8.35%
Spliced S&P Global Ex-U.S. Dividend Growers Index	8.58%	8.27%	8.56%
S&P Global Ex-U.S. BMI (USD)	21.35%	8.25%	6.32%

Performance Inception Date	Mar. 02, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,176,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 534,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$9,176
Number of Portfolio Holdings	347
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$534

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	38.2%
Europe	41.7%
North America	17.3%
Oceania	2.0%
South America	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163314
Shareholder Report [Line Items]
Fund Name	International High Dividend Yield Index Fund
Class Name	ETF Shares
Trading Symbol	VYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, by far the largest sector in the index by weighting, also had the highest return, accounting for more than half the benchmark’s overall results.

  By region, Europe, which had the largest weighting in the index, also had double-digit gains, contributing more than half the index’s results. For U.S.-based investors, Europe’s returns were partly boosted by the U.S. dollar weakening relative to the major European currencies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
2/25/16	$10,000	$10,000	$10,000
1/31/16	$10,000	$10,000	$10,000
4/30/16	$11,117	$11,245	$11,159
7/31/16	$11,165	$11,288	$11,362
10/31/16	$11,337	$11,471	$11,388
1/31/17	$11,983	$12,115	$11,809
4/30/17	$12,626	$12,785	$12,591
7/31/17	$13,470	$13,636	$13,478
10/31/17	$13,834	$14,010	$14,066
1/31/18	$15,005	$15,256	$15,326
4/30/18	$14,183	$14,458	$14,605
7/31/18	$13,986	$14,217	$14,320
10/31/18	$12,861	$13,106	$12,900
1/31/19	$13,274	$13,500	$13,346
4/30/19	$13,873	$14,106	$14,037
7/31/19	$13,468	$13,830	$13,913
10/31/19	$14,002	$14,280	$14,342
1/31/20	$14,047	$14,401	$14,703
4/30/20	$11,211	$11,493	$12,426
7/31/20	$12,314	$12,559	$14,055
10/31/20	$11,964	$12,178	$14,041
1/31/21	$14,562	$14,902	$16,852
4/30/21	$16,082	$16,465	$18,021
7/31/21	$16,397	$16,762	$18,216
10/31/21	$16,697	$17,072	$18,388
1/31/22	$17,124	$17,398	$17,586
4/30/22	$16,024	$16,564	$16,260
7/31/22	$15,255	$15,551	$15,442
10/31/22	$14,166	$14,526	$13,855
1/31/23	$16,791	$17,157	$16,574
4/30/23	$16,837	$17,261	$16,630
7/31/23	$17,650	$18,145	$17,468
10/31/23	$16,223	$16,606	$15,508
1/31/24	$18,018	$18,708	$17,587
4/30/24	$18,792	$19,453	$18,253
7/31/24	$19,877	$20,470	$19,211
10/31/24	$20,018	$20,648	$19,300
1/31/25	$20,234	$20,966	$19,432
4/30/25	$22,008	$22,687	$20,346
7/31/25	$23,509	$24,358	$22,056
10/31/25	$25,288	$26,088	$24,042

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	26.33%	16.15%	10.06%
ETF Shares Market Price	26.02%	16.06%	10.07%
FTSE All-World ex US High Dividend Yield Index	26.35%	16.46%	10.41%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.49%

Performance Inception Date	Feb. 25, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 13,781,000,000
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 684,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$13,781
Number of Portfolio Holdings	1,558
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.4%
Asia	36.2%
Europe	43.6%
North America	8.8%
Oceania	7.2%
South America	2.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000163313
Shareholder Report [Line Items]
Fund Name	International High Dividend Yield Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, by far the largest sector in the index by weighting, also had the highest return, accounting for more than half the benchmark’s overall results.

  By region, Europe, which had the largest weighting in the index, also had double-digit gains, contributing more than half the index’s results. For U.S.-based investors, Europe’s returns were partly boosted by the U.S. dollar weakening relative to the major European currencies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
3/2/16	$10,000	$10,000	$10,000
4/30/16	$10,765	$10,869	$10,828
7/31/16	$10,811	$10,910	$11,025
10/31/16	$10,973	$11,087	$11,050
1/31/17	$11,597	$11,710	$11,459
4/30/17	$12,221	$12,357	$12,217
7/31/17	$13,039	$13,180	$13,078
10/31/17	$13,391	$13,541	$13,648
1/31/18	$14,526	$14,745	$14,871
4/30/18	$13,733	$13,974	$14,171
7/31/18	$13,540	$13,741	$13,895
10/31/18	$12,454	$12,667	$12,517
1/31/19	$12,855	$13,048	$12,950
4/30/19	$13,432	$13,633	$13,621
7/31/19	$13,036	$13,367	$13,500
10/31/19	$13,554	$13,802	$13,917
1/31/20	$13,596	$13,919	$14,267
4/30/20	$10,847	$11,108	$12,058
7/31/20	$11,916	$12,139	$13,638
10/31/20	$11,576	$11,770	$13,624
1/31/21	$14,088	$14,404	$16,352
4/30/21	$15,564	$15,914	$17,486
7/31/21	$15,872	$16,201	$17,675
10/31/21	$16,160	$16,501	$17,842
1/31/22	$16,577	$16,815	$17,064
4/30/22	$15,511	$16,010	$15,777
7/31/22	$14,769	$15,031	$14,984
10/31/22	$13,718	$14,040	$13,444
1/31/23	$16,265	$16,583	$16,082
4/30/23	$16,299	$16,683	$16,137
7/31/23	$17,085	$17,538	$16,949
10/31/23	$15,702	$16,050	$15,048
1/31/24	$17,444	$18,082	$17,065
4/30/24	$18,190	$18,802	$17,711
7/31/24	$19,242	$19,785	$18,641
10/31/24	$19,382	$19,957	$18,727
1/31/25	$19,586	$20,265	$18,856
4/30/25	$21,305	$21,928	$19,742
7/31/25	$22,759	$23,542	$21,401
10/31/25	$24,377	$25,215	$23,328

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	25.68%	16.05%	9.66%
FTSE All-World ex US High Dividend Yield Index	26.35%	16.46%	10.04%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.16%

Performance Inception Date	Mar. 02, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 13,781,000,000
Holdings Count | Holding	1,558
Advisory Fees Paid, Amount	$ 684,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$13,781
Number of Portfolio Holdings	1,558
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.4%
Asia	36.2%
Europe	43.6%
North America	8.8%
Oceania	7.2%
South America	2.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000246320
Shareholder Report [Line Items]
Fund Name	International Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Seven of the 11 industry sectors detracted from relative performance, with materials, information technology, and financials detracting most. Stock selection in materials weighed particularly heavily. On the positive side, selection in health care, industrials, and consumer staples provided meaningful offsets.

  Across regions, North America and the Pacific region detracted. On the other side of the ledger, selection in Europe, which accounted for nearly 70% of the Fund by weight, helped results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	S&P International Developed Dividend Growers Index NTR	MSCI All Country World Index ex USA Net
11/15/23	$10,000	$10,000	$10,000
2024	$11,080	$11,448	$11,574
2025	$11,853	$12,299	$14,459

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/15/23
Investor Shares	6.98%	9.07%
S&P International Developed Dividend Growers Index NTR	7.43%	11.14%
MSCI All Country World Index ex USA Net	24.93%	20.71%

Performance Inception Date	Nov. 15, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 122,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 247,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$122
Number of Portfolio Holdings	47
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$247

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	20.2%
Europe	67.9%
North America	9.9%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature